RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) GWh Bcf MMBbls	Dec. 31, 2020 USD ($) GWh MMBbls Bcf	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Commodities | Power | Purchases
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	553	185
Commodities | Power | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	1,043	1,786
Commodities | Natural Gas | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	104	13
Commodities | Natural Gas | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	52	14
Commodities | Liquids | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	34	26
Commodities | Liquids | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	38	30
Foreign exchange
Derivative [Line Items]
Notional amount	$ 6,636	$ 4,432	$ 5,500	$ 1,700
Interest rate
Derivative [Line Items]
Notional amount	$ 650	$ 1,100	$ 0	$ 0